Eaton Vance
Tax-Managed Diversified Equity Income Fund
January 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 100.0%
Security	Shares	Value
Aerospace & Defense — 0.8%
HEICO Corp.	88,278	$ 15,853,846
		$ 15,853,846
Biotechnology — 2.8%
AbbVie, Inc.(1)	346,724	$ 57,001,426
		$ 57,001,426
Broadline Retail — 4.9%
Amazon.com, Inc.(1)(2)	647,097	$ 100,429,454
		$ 100,429,454
Capital Markets — 5.6%
Intercontinental Exchange, Inc.(1)	309,994	$ 39,471,536
S&P Global, Inc.(1)	80,544	36,111,902
Stifel Financial Corp.(1)	392,489	28,632,073
Tradeweb Markets, Inc., Class A	121,593	11,598,756
		$ 115,814,267
Chemicals — 1.4%
Linde PLC(1)	71,909	$ 29,110,920
		$ 29,110,920
Commercial Services & Supplies — 1.9%
GFL Environmental, Inc.	463,794	$ 15,755,082
Waste Management, Inc.	125,055	23,213,960
		$ 38,969,042
Consumer Staples Distribution & Retail — 2.4%
Walmart, Inc.(1)	295,211	$ 48,783,618
		$ 48,783,618
Containers & Packaging — 1.4%
AptarGroup, Inc.(1)	228,671	$ 29,699,789
		$ 29,699,789
Electric Utilities — 1.3%
NextEra Energy, Inc.	478,284	$ 28,041,791
		$ 28,041,791
Security	Shares	Value
Electrical Equipment — 1.2%
AMETEK, Inc.(1)	157,504	$ 25,523,523
		$ 25,523,523
Entertainment — 1.8%
Netflix, Inc.(1)(2)	65,285	$ 36,827,921
		$ 36,827,921
Financial Services — 3.8%
Mastercard, Inc., Class A(1)	51,482	$ 23,127,259
Shift4 Payments, Inc., Class A(2)	343,035	24,633,343
Visa, Inc., Class A	111,225	30,393,344
		$ 78,153,946
Ground Transportation — 2.1%
Uber Technologies, Inc.(1)(2)	483,386	$ 31,550,604
Union Pacific Corp.	51,458	12,552,150
		$ 44,102,754
Health Care Equipment & Supplies — 3.0%
Intuitive Surgical, Inc.(1)(2)	88,416	$ 33,440,700
Stryker Corp.	85,973	28,842,222
		$ 62,282,922
Health Care Providers & Services — 0.7%
HCA Healthcare, Inc.	47,414	$ 14,456,529
		$ 14,456,529
Hotels, Restaurants & Leisure — 1.6%
Domino's Pizza, Inc.	24,845	$ 10,589,436
Marriott International, Inc., Class A	93,705	22,463,900
		$ 33,053,336
Household Products — 1.9%
Procter & Gamble Co.(1)	256,192	$ 40,258,011
		$ 40,258,011
Insurance — 3.4%
Allstate Corp.(1)	277,201	$ 43,035,455
Arch Capital Group Ltd.(2)	142,602	11,754,683
W.R. Berkley Corp.	181,135	14,831,334
		$ 69,621,472
Interactive Media & Services — 8.1%
Alphabet, Inc., Class C(1)(2)	543,699	$ 77,096,518

Eaton Vance
Tax-Managed Diversified Equity Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A(1)(2)	230,873	$ 90,072,792
		$ 167,169,310
IT Services — 3.4%
Accenture PLC, Class A(1)	121,531	$ 44,222,700
Gartner, Inc.(2)	55,275	25,284,996
		$ 69,507,696
Life Sciences Tools & Services — 3.1%
Danaher Corp.(1)	79,661	$ 19,111,470
Illumina, Inc.(2)	155,995	22,308,845
Thermo Fisher Scientific, Inc.(1)	40,921	22,055,601
		$ 63,475,916
Machinery — 0.8%
Parker-Hannifin Corp.	35,603	$ 16,537,594
		$ 16,537,594
Oil, Gas & Consumable Fuels — 2.0%
ConocoPhillips(1)	373,599	$ 41,794,520
		$ 41,794,520
Pharmaceuticals — 4.3%
Eli Lilly & Co.(1)	85,783	$ 55,382,363
Novo Nordisk AS ADR(1)	298,610	34,262,511
		$ 89,644,874
Professional Services — 4.6%
Automatic Data Processing, Inc.	134,608	$ 33,083,954
Booz Allen Hamilton Holding Corp.	153,647	21,628,888
TransUnion(1)	591,679	40,938,270
		$ 95,651,112
Semiconductors & Semiconductor Equipment — 8.1%
Analog Devices, Inc.(1)	143,648	$ 27,632,129
Broadcom, Inc.	21,330	25,169,400
Lam Research Corp.	20,845	17,200,669
NVIDIA Corp.(1)	158,226	97,351,711
		$ 167,353,909
Security	Shares	Value
Software — 12.7%
ANSYS, Inc.(2)	82,508	$ 27,048,598
Intuit, Inc.(1)	25,850	16,319,881
Microsoft Corp.(1)	502,207	199,667,459
Palo Alto Networks, Inc.(2)	57,432	19,441,306
		$ 262,477,244
Specialty Retail — 2.3%
Burlington Stores, Inc.(2)	117,057	$ 22,375,445
TJX Cos., Inc.	257,080	24,399,463
		$ 46,774,908
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.(1)	759,941	$ 140,133,120
		$ 140,133,120
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B(1)	206,033	$ 20,918,531
		$ 20,918,531
Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.(1)	102,161	$ 16,471,418
		$ 16,471,418
Total Common Stocks (identified cost $1,209,475,410)		$2,065,894,719
Total Investments — 100.0% (identified cost $1,209,475,410)		$2,065,894,719
Total Written Call Options — (0.4)% (premiums received $7,751,952)		$ (9,136,440)
Other Assets, Less Liabilities — 0.4%		$ 9,770,210
Net Assets — 100.0%		$2,066,528,489
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.4)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	167	$80,922,355	$4,775	2/2/24	$(1,280,055)
S&P 500 Index	167	80,922,355	4,770	2/5/24	(1,401,130)
S&P 500 Index	168	81,406,920	4,825	2/7/24	(811,440)
S&P 500 Index	168	81,406,920	4,850	2/9/24	(669,480)
S&P 500 Index	169	81,891,485	4,820	2/12/24	(1,024,140)
S&P 500 Index	169	81,891,485	4,800	2/14/24	(1,335,945)
S&P 500 Index	169	81,891,485	4,855	2/16/24	(841,620)
S&P 500 Index	169	81,891,485	4,925	2/20/24	(389,545)
S&P 500 Index	167	80,922,355	4,950	2/21/24	(297,260)
S&P 500 Index	168	81,406,920	4,950	2/23/24	(354,480)
S&P 500 Index	168	81,406,920	4,955	2/26/24	(355,320)
S&P 500 Index	169	81,891,485	4,960	2/28/24	(376,025)
Total					$(9,136,440)
Abbreviations:
ADR	– American Depositary Receipt
At January 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
Transactions in the Fund's investment in funds that may be deemed to be affiliated for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,156,246	$128,279,866	$(132,436,112)	$ —	$ —	$ —	$283,175	—
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

At January 31, 2024, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,065,894,719*	$ —	$ —	$2,065,894,719
Total Investments	$2,065,894,719	$ —	$ —	$2,065,894,719
Liability Description
Written Call Options	$ (9,136,440)	$ —	$ —	$ (9,136,440)
Total	$ (9,136,440)	$ —	$ —	$ (9,136,440)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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